CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Current assets:
Cash	$ 647,178	$ 799,808		$ 25,000
Prepaid expenses	296,082	302,590
Total Current Assets	943,260	1,102,398		25,000
Investments held in Trust Account	128,437,281	128,421,215
Total Assets	129,380,541	129,523,613		25,000
Current liabilities:
Accounts payable	42,351	16,862
Accrued expenses	121,584	31,749		1,000
Franchise tax payable	50,000	65,600
Total Current Liabilities	213,935	114,211		1,000
Warrant liabilities	601,622	2,036,258
Total Liabilities	815,557	2,150,469		1,000
Commitments and Contingencies
Common stock, $0.0001 par value; 12,650,000 and 0 shares at redemption value of $10.15 at March 31, 2022 and December 31, 2021	128,397,500	128,397,500
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at March 31, 2022 and December 31, 2021
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 12,650,000 and 0 shares subject to possible redemption) at March 31, 2022 and December 31, 2021	317	317		317
Additional paid-in capital				24,683
Retained earnings (accumulated deficit)	167,167	(1,024,673)		(1,000)
Total Stockholders' Equity (Deficit)	167,484	(1,024,356)	$ 24,000	24,000	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 129,380,541	$ 129,523,613		$ 25,000